COMMITMENTS (Tables)	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair value of the Company’s shares of common stock	$0.51
Expected life (years)	1 - 3
Expected stock price volatility	100%
Risk free interest rate	0.11 - 0.95%
Expected dividend yield	0.0%

	Year Ended
	November 30,
	2013	2012
Expected option life (years)	10.0	10.0
Expected stock price volatility (%)	96.5 - 98.8	104 - 105
Risk free interest rate (%)	2.51 - 2.55	1.53 - 1.86
Expected dividend yield (%)	0.0	0.0